Taxation (Aggregate Preferential Tax) (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Aggregate amount of the preferential tax	¥ 1,669	¥ 8,605	¥ 10,022
Per share effect of the preferential tax	¥ 0.01	¥ 0.06	¥ 0.11